Inventory (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Total Inventory is broken out as follows:

	March 31, 2020	March 31, 2019
Finished Goods	$50,357	$77,936
Reserve for Obsolete Inventory	(50,357)	(77,936)
Work in Progress	-0-	-0-
Manufacturing Supplies	-0-	3,127
Raw Materials	-0-	9,368
Total Inventory	$-0-	$12,495